June 5, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	PRIAC Variable Contract Account A
(File No. 811-21988)

Prudential Retirement Security Annuity IV
(File No. 333-162553)

Dear Commissioners:

On behalf of Prudential Retirement Insurance and Annuity Company (“PRIAC”) and PRIAC Variable Contract Account A, and pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, please accept this information concerning the filing of the semi-annual report made with the Commission by the underlying mutual fund within this group variable annuity. In addition, we incorporate by reference the following semi-annual report with respect to the fund specified below:

1.	Filer/Entity:	Prudential Investment Portfolios, Inc.
Registration No.:	811-07343
CIK No.:	0000949512
Accession No.:	0001193125-15-197049
Date of Filing:	05/21/2015

Share Class:	Z

Prudential Balanced Fund (formerly known as Prudential Asset Allocation Fund)

If you have any questions regarding this filing, please contact me at (732) 482-6816.

Sincerely,

/s/ C. Christopher Sprague
C. Christopher Sprague
Vice President & Corporate Counsel